PROPERTY AND EQUIPMENT, NET - Acquired under capital leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
At cost:
Capital leased assets, gross	¥ 1,312,454	¥ 640,592
Less: Accumulated depreciation	(64,151)	(32,061)
Capital leases, balance sheet, Assets by major class, net, total	1,248,303	608,531
Buildings
At cost:
Capital leased assets, gross	1,286,079	627,874
Asset under construction
At cost:
Capital leased assets, gross	313,721	205,000
Data center equipment
At cost:
Capital leased assets, gross	¥ 26,375	¥ 12,718